Guarantor/Non-Guarantor Financial Information (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Guarantor/Non-Guarantor Financial Information [Abstract]
Condensed Consolidated Statements of Income and Comprehensive Income (Loss)

TEMPUR-PEDIC INTERNATIONAL INC.
Condensed Consolidated Statements of Income and Comprehensive Income
December 31, 2012
(in millions)

	Tempur-Pedic International Inc. (Ultimate Parent)		Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net sales	$	―	$947.8	$481.0	$(25.9)	$1,402.9
Cost of sales		―	509.0	205.2	(25.9)	688.3
Gross profit		―	438.8	275.8	―	714.6
Selling and marketing expenses		2.5	191.9	124.7	―	319.1
General, administrative and other expenses		4.9	96.4	45.9	―	147.2
Operating income (loss)		(7.4)	150.5	105.2	―	248.3

Other expense, net:
Interest expense, net		(31.5)	13.2	(0.5)	―	(18.8)
Other expense, net		―	―	(0.3)	―	(0.3)
Total other expense		(31.5)	13.2	(0.8)	―	(19.1)

Equity in net earnings of subsidiaries		103.3	81.0	―	(184.3)	―

Income before income taxes		64.4	244.7	104.4	(184.3)	229.2
Income tax provision (benefit)		(10.9)	109.9	23.4	―	122.4
Net income		$75.3	$134.8	$81.0	$(184.3)	$106.8

Comprehensive income		$82.4	$136.9	$86.0	$(191.4)	$113.9

TEMPUR-PEDIC INTERNATIONAL INC.
Condensed Consolidated Statements of Income and Comprehensive Income
December 31, 2011
(in millions)

	Tempur-Pedic International Inc. (Ultimate Parent)		Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net sales	$	―	$987.9	$462.2	$(32.2)	$1,417.9
Cost of sales		―	504.3	202.7	(32.2)	674.8
Gross profit		―	483.6	259.5	―	743.1
Selling and marketing expenses		4.1	162.7	110.1	―	276.9
General, administrative and other expenses		14.5	70.2	41.0	―	125.7
Operating income (loss)		(18.6)	250.7	108.4	―	340.5

Other expense, net:
Interest expense, net		(23.3)	12.2	(0.8)	―	(11.9)
Other expense, net		―	(0.2)	―	―	(0.2)
Total other expense		(23.3)	12.0	(0.8)	―	(12.1)

Equity in net earnings of subsidiaries		227.4	86.1	―	(313.5)	―

Income before income taxes		185.5	348.8	107.6	(313.5)	328.4
Income tax provision (benefit)		(10.8)	98.1	21.5	―	108.8
Net income		$196.3	$250.7	$86.1	$(313.5)	$219.6

Comprehensive income		$187.8	$249.4	$78.9	$(305.0)	$211.1

TEMPUR-PEDIC INTERNATIONAL INC.
Condensed Consolidated Statements of Income and Comprehensive Income
December 31, 2010
(in millions)

	Tempur-Pedic International Inc. (Ultimate Parent)		Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net sales	$	―	$753.2	$367.6	$(15.4)	$1,105.4
Cost of sales		―	408.1	157.3	(15.4)	550.0
Gross profit		―	345.1	210.3	―	555.4
Selling and marketing expenses		3.8	119.8	76.1	―	199.7
General, administrative and other expenses		9.8	63.0	37.0	―	109.8
Operating income (loss)		(13.6)	162.3	97.2	―	245.9

Other expense, net:
Interest expense, net		(33.0)	19.4	(0.9)	―	(14.5)
Other expense, net		―	(0.8)	0.3	―	(0.5)
Total other expense		(33.0)	18.6	(0.6)	―	(15.0)

Equity in net earnings of subsidiaries		155.5	73.2	―	(228.7)	―

Income before income taxes		108.9	254.1	96.6	(228.7)	230.9
Income tax provision (benefit)		(15.3)	65.6	23.4	―	73.7
Net income		$124.2	$188.5	$73.2	$(228.7)	$157.2

Comprehensive income		$126.0	$194.2	$71.1	$(232.3)	$159.0

Condensed Consolidated Balance Sheets
TEMPUR-PEDIC INTERNATIONAL INC.
Condensed Consolidated Balance Sheets
December 31, 2012
(in millions)

	Tempur-Pedic International Inc. (Ultimate Parent)		Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations		Consolidated

ASSETS

Current Assets:
Cash and cash equivalents	$	―	$19.2	$160.1	$	―	$179.3
Accounts receivable, net		―	57.1	72.7		―	129.8
Inventories		―	55.7	37.3		―	93.0
Receivable from escrow		375.0	―	―		―	375.0
Prepaid expenses and other current assets		86.2	26.4	15.0		(86.2)	41.4
Deferred income taxes		11.7	―	2.6		(11.7)	2.6
Total Current Assets		472.9	158.4	287.7		(97.9)	821.1
Property, plant and equipment, net		―	132.7	53.3		―	186.0
Goodwill		―	89.9	126.2		―	216.1
Other intangible assets, net		―	42.9	20.2		―	63.1
Deferred tax asset		―	―	10.4		―	10.4
Other non-current assets		―	13.4	2.9		―	16.3
Net investment in subsidiaries		1,213.0	300.2	―		(1,513.2)	―
Due from affiliates		28.0	1,460.0	3.4		(1,491.4)	―
Total Assets		$1,713.9	$2,197.5	$504.1		$(3,102.5)	$1,313.0

LIABILITIES AND STOCKHOLDERS' EQUITY

Current Liabilities:
Accounts payable	$	―	$60.0	$25.8	$	―	$85.8
Accrued expenses and other current liabilities		0.2	49.1	35.0		―	84.3
Deferred income taxes		―	37.6	0.6		(11.7)	26.5
Income taxes payable		―	89.3	12.4		(86.2)	15.5
Total Current Liabilities		0.2	236.0	73.8		(97.9)	212.1
Long-term debt		375.0	650.0	―		―	1,025.0
Deferred income taxes		―	28.9	2.5		―	31.4
Other non-current liabilities		―	20.6	1.6		―	22.2
Due to affiliates		1,316.4	49.0	126.0		(1,491.4)	―
Total Liabilities		1,691.6	984.5	203.9		(1,589.3)	1,290.7

Total Stockholders' Equity		22.3	1,213.0	300.2		(1,513.2)	22.3
Total Liabilities and Stockholders' Equity		$1,713.9	$2,197.5	$504.1		$(3,102.5)	$1,313.0

TEMPUR-PEDIC INTERNATIONAL INC.
Condensed Consolidated Balance Sheets
December 31, 2011
(in millions)

	Tempur-Pedic International Inc. (Ultimate Parent)		Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations		Consolidated
ASSETS

Current Assets:
Cash and cash equivalents	$	―	$10.8	$100.6	$	―	$111.4
Accounts receivable, net		―	63.2	79.2		―	142.4
Inventories		―	54.3	36.9		―	91.2
Receivable from escrow		―	―	―		―	―
Prepaid expenses and other current assets		65.4	9.9	10.2		(65.4)	20.1
Deferred income taxes		11.1	1.5	2.1		―	14.7
Total Current Assets		11.1	139.7	229.0		―	379.8
Property, plant and equipment, net		―	111.5	49.0		―	160.5
Goodwill		―	89.9	123.4		―	213.3
Other intangible assets, net		―	44.0	22.5		―	66.5
Deferred tax asset		―	―	9.1		―	9.1
Other non-current assets		―	6.1	2.9		―	9.0
Net investment in subsidiaries		1,074.1	225.4	―		(1,299.5)	―
Due from affiliates		19.7	1,266.2	4.4		(1,290.3)	―
Total Assets		$1,170.3	$1,882.8	$440.3		$(2,655.2)	$838.2

LIABILITIES AND STOCKHOLDERS' EQUITY

Current Liabilities:
Accounts payable	$	―	$41.5	$28.4	$	―	$69.9
Accrued expenses and other current liabilities		2.8	37.7	36.1		―	76.6
Deferred income taxes		―	―	0.6		―	0.6
Income taxes payable		―	73.5	12.4		(65.4)	20.5
Total Current Liabilities		2.8	152.7	77.5		(65.4)	167.6
Long-term debt		―	585.0	―		―	585.0
Deferred income taxes		―	29.7	3.6		―	33.3
Other non-current liabilities		―	17.1	4.4		―	21.5
Due to affiliates		1,136.7	24.2	129.4		(1,290.3)	―
Total Liabilities		1,139.5	808.7	214.9		(1,355.7)	807.4

Total Stockholders' Equity		30.8	1,074.1	225.4		(1,299.5)	30.8
Total Liabilities and Stockholders' Equity		$1,170.3	$1,882.8	$440.3		$(2,655.2)	$838.2

Condensed Consolidated Statements of Cash Flows
TEMPUR-PEDIC INTERNATIONAL INC.
Condensed Consolidated Statements of Cash Flows
December 31, 2012
(in millions)

	Tempur-Pedic International Inc. (Ultimate Parent)		Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations		Consolidated
Net cash from operating activities		(43.6)	140.5	93.0		―	189.9

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment		―	(36.7)	(13.8)		―	(50.5)
Acquisition of business, net of cash acquired		―	―	(4.5)		―	(4.5)
Other		―	(0.1)	0.1		―	―
Net cash from investing activities		―	(36.8)	(18.2)		―	(55.0)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term revolving credit facility		―	352.0	―		―	352.0
Repayments of long-term revolving credit facility		―	(287.0)	―		―	(287.0)
Net activity in investment in and advances from (to) subsidiaries and affiliates		187.0	(170.8)	(16.2)		―	―
Payment of deferred financing costs		(2.2)	―	(0.1)		―	(2.3)
Proceeds from issuance of common stock		11.4	―	―		―	11.4
Excess tax benefit from stock based compensation		―	10.5	―		―	10.5
Treasury stock repurchased		(152.6)	―	―		―	(152.6)
Other		―	―	(2.8)		―	(2.8)
Net cash from financing activities		43.6	(95.3)	(19.1)		―	(70.8)

Net effect of exchange rate changes on cash and cash equivalents		―	―	3.8		―	3.8
Increase in cash and cash equivalents		―	8.4	59.5		―	67.9
Cash and cash equivalents, beginning of period		―	10.8	100.6		―	111.4
Cash and cash equivalents, end of period	$	―	$19.2	$160.1	$	―	$179.3

TEMPUR-PEDIC INTERNATIONAL INC.
Condensed Consolidated Statements of Cash Flows
December 31, 2011
(in millions)

	Tempur-Pedic International Inc. (Ultimate Parent)		Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations		Consolidated
Net cash from operating activities		(24.6)	192.4	80.9		―	248.7

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment		―	(18.8)	(10.7)		―	(29.5)
Acquisition of business, net of cash acquired		―	―	(4.6)		―	(4.6)
Other		―	(0.2)	(1.8)		―	(2.0)
Net cash from investing activities		―	(19.0)	(17.1)		―	(36.1)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term revolving credit facility		―	821.5	―		―	821.5
Repayments of long-term revolving credit facility		―	(643.5)	―		―	(643.5)
Net activity in investment in and advances from (to) subsidiaries and affiliates		363.9	(360.1)	(3.8)		―	―
Payment of deferred financing costs		―	(6.1)	(0.1)		―	(6.2)
Proceeds from issuance of common stock		26.3	―	―		―	26.3
Excess tax benefit from stock based compensation		―	19.2	―		―	19.2
Treasury stock repurchased		(365.9)	―	―		―	(365.9)
Other		―	―	(0.3)		―	(0.3)
Net cash from financing activities		(24.3)	(169.0)	(4.2)		―	(148.9)

Net effect of exchange rate changes on cash and cash equivalents		―	―	(5.9)		―	(5.9)
Increase in cash and cash equivalents		(0.3)	4.4	53.7		―	57.8
Cash and cash equivalents, beginning of period		0.3	6.4	46.9		―	53.6
Cash and cash equivalents, end of period	$	―	$10.8	$100.6	$	―	$111.4

TEMPUR-PEDIC INTERNATIONAL INC.
Condensed Consolidated Statements of Cash Flows
December 31, 2010
(in millions)

	Tempur-Pedic International Inc. (Ultimate Parent)	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations		Consolidated
Net cash from operating activities	(30.4)	136.7	77.8		―	184.1

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	―	(11.0)	(7.1)		―	(18.1)
Acquisition of business, net of cash acquired	―	―	(18.7)		―	(18.7)
Other	―	(0.1)	(0.6)		―	(0.7)
Net cash from investing activities	―	(11.1)	(26.4)		―	(37.5)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term revolving credit facility	―	292.3	16.5		―	308.8
Repayments of long-term revolving credit facility	―	(179.3)	(18.5)		―	(197.8)
Net activity in investment in and advances from (to) subsidiaries and affiliates	252.1	(242.5)	(9.6)		―	―
Payment of deferred financing costs	―	―	―		―	―
Proceeds from issuance of common stock	28.6	―	―		―	28.6
Excess tax benefit from stock based compensation	―	5.6	―		―	5.6
Treasury stock repurchased	(250.0)	―	―		―	(250.0)
Other	―	―	(1.6)		―	(1.6)
Net cash from financing activities	30.7	(123.9)	(13.2)		―	(106.4)

Net effect of exchange rate changes on cash and cash equivalents	―	―	(0.6)		―	(0.6)
Increase in cash and cash equivalents	0.3	1.7	37.6		―	39.6
Cash and cash equivalents, beginning of period	―	4.7	9.3		―	14.0
Cash and cash equivalents, end of period	$0.3	$6.4	$46.9	$	―	$53.6